Derivative instruments - Schedule of Derivative Instruments, Fair Value (Details) - Cash Flow hedge - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Assets	$ 46,605	$ 93,177
Liabilities	(24,294)	(29,529)
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	40,745	44,025
Liabilities	(4,380)	(1,728)
Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	119	268
Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(1,536)	(1,147)
Derivatives designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	2,823	0
Liabilities	(185)	0
Derivatives designated as hedging instruments | Sustainability-linked ESG Principal Only Swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	18,466	0
Liabilities	(261)	0
Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	19,337	43,757
Liabilities	(2,398)	(581)
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	5,860	49,152
Liabilities	(19,914)	(27,801)
Derivatives not designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	3,761	6,445
Liabilities	(12,578)	(16,703)
Derivatives not designated as hedging instruments | Sustainability-linked ESG Principal Only Swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	1,050
Liabilities	0	0
Derivatives not designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	38,031
Liabilities	0	(1,224)
Derivatives not designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	2,099	3,626
Liabilities	0	0
Derivatives not designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ (7,336)	$ (9,874)